GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS
13. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2021	$434,019
Acquired goodwill	60
Allocation to intangible assets related to 2021 acquisition	(596)
Foreign currency translation adjustment	(2,772)

Balance at December 31, 2022	430,711
Acquired goodwill	25,547
Foreign currency translation adjustment	890

Balance at December 31, 2023	$457,148

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2023	2022
Indefinite lived intangible assets - Trade names, trademarks, and distribution rights		$174,779	$154,086
Finite lived intangible assets:
Customer relationships	7-18 years	110,489	83,943
Patented and unpatented technology	7 years	1,650	1,611
Trade name	10 years	1,150	1,150
Accumulated amortization		(69,922)	(65,599)

Finite lived intangible assets, net		43,367	21,105

		$218,146	$175,191

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2023, 2022, and 2021, were $4,323, $4,709, and $5,561, respectively.
Based on the finite lived intangible assets recorded at December 31, 2023, annual amortization for the next five years is expected to approximate the following:

2024	$4,600
2025	$4,500
2026	$4,300
2027	$2,900
2028	$2,200